Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 28, 2014
JNL/Boston Partners Global Long Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JNL/Boston Partners Global Long Short Equity Fund Class A and B
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.

“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in long positions in stocks identified by the Sub-Adviser, Robeco Investment Management, Inc. (doing business as “Boston Partners”) as undervalued and takes short positions in stocks that Boston Partners has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest, both long and short, in securities issued by U.S. and non-U.S. companies of any capitalization size. With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). Boston Partners will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. Selection of individual securities to be held long or sold short will be based on a mix of quantitative techniques and fundamental security analysis. Boston Partners selects stocks on the basis of three criteria: valuation, business fundamentals and business momentum. Boston Partners examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, including return on equity, earnings growth and cash flow. Boston Partners selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may invest in all types of equity and equity-related securities, including without limitation exchange traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”)), real estate investment trusts (“REITs”) and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% —unless market conditions are not deemed favorable by Boston Partners, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund’s portfolio is rebalanced regularly. Boston Partners assesses each investment’s changing characteristics relative to its contribution to portfolio risk. Boston Partners will sell an investment held long or close out a short position that Boston Partners believes no longer offers an appropriate return-to-risk tradeoff.

Under normal circumstances, Boston Partners expects to sell securities short so that the Fund’s portfolio is approximately 50% net long with an average of between 30% and 70% net long.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1 billion.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by U.S. and foreign corporations and other business organizations (e.g. trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Non-investment grade fixed income securities (commonly known as “junk bonds”) are rated BB or lower by Standard & Poor’s Rating Group, or have a comparable rating by another nationally recognized statistical rating organization (“NRSRO”) (or, if unrated are determined by Boston Partners to be of comparable quality at the time of investment). The Fund may invest in securities of the lowest rating category, including securities in default. Boston Partners may, but is not required to, sell a bond or note held by the Fund in the event that its credit rating is downgraded.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.   When trading derivatives, the Fund may be required to post securities to a segregated account. Asset segregation may be required for short sales and for many, but not all, derivatives transactions, including swaps, options, futures, forwards and contracts for differences.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
  Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
  Derivatives risk – Investing in derivative instruments, such as swaps (including interest rate swaps and credit default swaps), options, futures contracts, forward currency contracts, reverse repurchase agreements, other over-the-counter contracts, and certain exchange-traded funds, involves risks, including liquidity, market, counterparty, credit, and currency risks, mispricing or improper valuation. Changes in the value of the derivative may not move as expected relative to the value of the assets, rates, or indices the derivative is designed to track, and the Fund could lose more than the principal amount invested.
  Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody. The Fund will also be subject to the risk of negative foreign currency rate fluctuations.
  Exchange traded funds investing risk – An investment in an exchange-traded fund (“ETF”) generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value (“NAV”); (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.
  Investments in initial public offerings of securities (“IPOs”) risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
  Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – The Fund is considered non-diversified. As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.
  Options risk – If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed   upon price typically in exchange for a premium paid by a Fund. If a Fund sells an option, it sells to another person the right to buy from or sell to a Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by a Fund.
  Segregated account risk – A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
  Short sales risk – The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short sale may be affected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
  Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.
  Unseasoned issuers risk – Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-diversification risk – The Fund is considered non-diversified. As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance for the Fund has not been included because the Fund has not yet commenced operations.
JNL/Boston Partners Global Long Short Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	1.05%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
1 year	rr_ExpenseExampleYear01	248
3 years	rr_ExpenseExampleYear03	764
JNL/Boston Partners Global Long Short Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.05%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
1 year	rr_ExpenseExampleYear01	228
3 years	rr_ExpenseExampleYear03	$ 703

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period are expected to be 0.90%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
[2]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser") and are based on estimated amounts for the current fiscal year.